As filed with the Securities and Exchange Commission on March 28, 2008

File No. 333-02381/811-07589

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 67	☒

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 69	☒

THE HARTFORD MUTUAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

P. O. Box 2999, Hartford, Connecticut  06104-2999

(Address of Principal Executive Offices)

Registrant’s Telephone Number including Area Code: (860) 843-9934

Edward P. Macdonald, Esquire

The Hartford Financial Services Group, Inc.

Life Law – Mutual Funds Unit

200 Hopmeadow Street

Simsbury, Connecticut  06089

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, Massachusetts 02116-5021

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (Date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☒	on May 30, 2008 pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No.67 to the Registration Statement of The Hartford Mutual Funds, Inc. (the “Registrant”) on Form N-1A (File Nos. 333-02381/811-07589) is being filed to:  (i) register Class I shares of The Hartford International Opportunities Fund and The Hartford Stock Fund, each an existing series of the Registrant; and (ii) make corresponding changes to the Registrant’s Combined Statement of Additional Information.

THE HARTFORD MUTUAL FUNDS

CLASS I SHARES

PROSPECTUS

MAY [    ], 2008

AS WITH ALL MUTUAL FUNDS, THE	THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
SECURITIES AND EXCHANGE	THE HARTFORD STOCK FUND
COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES
OR PASSED UPON THE ADEQUACY OF
THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.

THE HARTFORD MUTUAL FUNDS
P.O. BOX 64387
ST. PAUL, MN 55164-0387

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS

Introduction	Introduction

A summary of each fund’s goals, principal strategies, main risks, performance and expenses	The Hartford International Opportunities Fund The Hartford Stock Fund

Description of other investment strategies and investment risks	Investment strategies and investment matters Terms used in this Prospectus

Investment manager and management fee information	Management of the funds

Information on your account	About your account
Class I share investor requirements
Choosing a share class
Payments to Financial Intermediaries
Opening an account
Buying shares
Selling shares
Transaction Policies
Dividends and account policies
Additional investor services

Further information on the funds	Financial highlights
Fund code, CUSIP number and symbol
	For more information	back cover

INTRODUCTION

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class I shares of The Hartford International Opportunities Fund and The Hartford Stock Fund.  Each fund also offers Class A, Class B, Class C, Class Y and Class R3, Class R4 and Class R5 shares to certain qualified investors pursuant to separate prospectuses describing those classes.

Each fund is a series of The Hartford Mutual Funds, Inc. and is a diversified open-end management investment company.  Information on each fund, including risk factors, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC (“HIFSCO”).  As the investment manager, HIFSCO is responsible for the management of the funds and supervision of the funds’ investment sub-adviser.  The day-to-day portfolio management of each fund is provided by an investment sub-adviser, Wellington Management Company, LLP (“Wellington Management”).  Information regarding HIFSCO and Wellington Management is included under the section entitled “Management of the Funds” in this prospectus.

THE HARTFORD MUTUAL FUNDS, INC. HAS RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE THE SUB-ADVISER ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAM OF THE FUND WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER “THE INVESTMENT MANAGER.”

MUTUAL FUNDS ARE NOT BANK DEPOSITS AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. BECAUSE YOU COULD LOSE MONEY BY INVESTING IN THE FUND, BE SURE TO READ ALL RISK DISCLOSURES CAREFULLY BEFORE INVESTING.

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

INVESTMENT GOAL. The Hartford International Opportunities Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund’s assets that may be invested in each country. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The fund may invest up to 25% of its total assets in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value. The fund seeks to invest in companies with underappreciated assets, improving return on capital and/or stocks that it believes are mis-priced by the market due to short-term issues. This proprietary research takes into account each company’s long-term history as well as Wellington Management’s analysts’ forward-looking estimates, and allows for a comparison of the intrinsic value of stocks on a global basis focusing on return on invested capital in conjunction with other valuation metrics. Portfolio construction is driven primarily by bottom-up stock selection, with region, country and sector weightings being secondary factors.

The fund may invest in opportunities across the market capitalization spectrum, but under normal circumstances invests primarily in mid and large capitalization companies, resulting in a portfolio with market capitalization characteristics similar to the Morgan Stanley Capital International All Country World ex US Index (“MSCI AC World ex US Index”). As of [        ], 2008, the range of market capitalizations of companies in the MSCI AC World ex US Index was between approximately $[    ] million and $[    ] billion.  The fund may trade securities actively.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

Wellington Management’s investment strategy will influence performance significantly. Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small or medium capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don’t perform as expected, or if Wellington Management’s stock selection strategy doesn’t perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

PAST PERFORMANCE. No performance information is provided for Class I shares as this class had not yet commenced operations as of the date of this prospectus. However, the bar chart and table below reflect performance for Class A shares of the fund (Class A shares are not offered in this prospectus) and indicate the risks of investing in the fund. The bar chart shows how the fund’s Class A shares total return has varied from year to year, while the table shows how the fund’s Class A shares performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. No sales charge is applicable to Class I shares.

The annual return variability of the fund’s Class I shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class I shares for the periods presented in the bar chart would have been higher than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns for Class A shares on a before-tax and after-tax basis. Returns are shown for only Class A shares and will vary for Class I shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS BY CALENDAR YEAR

(EXCLUDES SALES CHARGES)

(PERFORMANCE GRAPH)

1998	12.53%
1999	39.13%
2000	-15.52%
2001	-18.74%
2002	-20.20%
2003	31.47%
2004	17.27%
2005	13.72%
2006	23.67%
2007	26.36%

During the periods shown in the bar chart, the highest quarterly return was 22.28% (4th quarter, 1999) and the lowest quarterly return was -22.43% (3rd quarter, 2002).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2007

(INCLUDES SALES CHARGES)

	1 YEAR	5 YEARS	10 YEARS
Class A Return Before Taxes	19.41%	20.94%	8.30%
Class A Return After Taxes on Distributions	14.58%	19.81%	7.41%
Class A Return After Taxes on Distributions and Sale of Fund Shares	14.23%	18.13%	6.88%
MSCI AC World ex US Index (reflects no deduction for fees, expenses or taxes)	17.12%	24.52%	10.09%

INDEX: The MSCI AC World ex US Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the fund.

CLASS I
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.85%
Distribution and service (12b-1) fees	None
Other expenses(1)	0.35%
Total annual operating expenses (2)	1.20%

(1)           “Other Expenses” are estimated for the current fiscal year and include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays.

(2)           HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 1.32%. In addition, Hartford Administrative Service Company (“HASCO”), the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeem your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)	CLASS I
Year 1	$122
Year 3	$381

THE HARTFORD STOCK FUND

INVESTMENT GOAL. The Hartford Stock Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund’s assets in the common stocks of high quality companies. The fund’s diversified portfolio of equity securities are evaluated using what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

In general, the fund seeks to invest in companies that, in Wellington Management’s opinion, demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks within a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of [         ], 2008, the market capitalization of companies included in this index ranged from approximately $[    ] million to $[     ] billion.

The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management’s investment strategy will influence performance significantly. Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small or medium capitalization stocks. Similarly, if Wellington Management’s stock selection strategy doesn’t perform as expected, the fund could underperform its peers or lose money.

PAST PERFORMANCE. No performance information is provided for Class I shares as this class had not yet commenced operations as of the date of this prospectus. However, the bar chart and table below reflect performance for Class A shares of the fund (Class A shares are not offered in this prospectus) and indicate the risks of investing in the fund. The bar chart shows how the fund’s Class A shares total return has varied from year to year, while the table shows how the fund’s Class A shares performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. No sales charge is applicable to Class I shares.

The annual return variability of the fund’s Class I shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class I shares for the periods presented in the bar chart would have been higher than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns for Class A shares on a before-tax and after-tax basis. Returns are shown for only Class A shares and will vary for Class I shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS BY CALENDAR YEAR

(EXCLUDES SALES CHARGES)

(PERFORMANCE GRAPH)

1998	31.33%
1999	22.31%
2000	-5.09%
2001	-13.73%
2002	-24.49%
2003	25.34%
2004	3.14%
2005	8.84%
2006	13.73%
2007	5.21%

During the periods shown in the bar chart, the highest quarterly return was 20.30% (4th quarter, 1998) and the lowest quarterly return was -17.28% (2nd quarter, 2002).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2007

(INCLUDES SALES CHARGES)

	1 YEAR	5 YEARS	10 YEARS
Class A Return Before Taxes	-0.58%	9.73%	4.68%
Class A Return After Taxes on Distributions	-0.62%	9.63%	4.37%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-0.37%	8.42%	3.92%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	5.49%	12.82%	5.91%

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the fund.

CLASS I
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund’s assets)
Management fees	0.71%
Distribution and service (12b-1) fees	None
Other expenses (1)	0.32%
Total annual operating expenses	1.03%
Less: Contractual expense reimbursement (2)	0.03%
Net annual operating expenses (2)	1.00%

(1)           “Other Expenses” are estimated for the current fiscal year and include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays.

(2)           HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 1.00%. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeem your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)	CLASS I
Year 1	$102
Year 3	$318

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

INVESTMENT RISKS GENERALLY

Many factors affect each fund’s performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock’s price (market risk), or the risk that the price of a particular issuer’s stock may decline due to its financial results (financial risk). Each fund may invest in equity securities as part of their principal investment strategy. As described below, an investment in either of the funds entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Each fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques permit a fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to seek to manage risk by hedging a fund’s portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund’s manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund’s performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage). Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

FOREIGN INVESTMENTS

Except as noted below, the funds may invest in securities and loans of foreign issuers and borrowers and non-dollar securities and loans as part of their principal investment strategy.

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there may be less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments that could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS

International Opportunities Fund may invest in emerging markets as part of its principal investment strategy. Stock Fund may invest in emerging markets, but not as a part of its principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are generally less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES

Each fund may invest in securities of small capitalization companies, but not as part of their principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

OTHER INVESTMENT COMPANIES

Each fund may invest in securities of other investment companies, including exchange traded funds (ETFs), subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended. These limitations include in certain circumstances a prohibition on the fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing funds. A fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and a fund could lose money investing in an ETF.  In addition, as with traditional mutual funds, ETFs charge asset-based fees. The funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the funds invest.

Moreover, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

RISKS OF ILLIQUID SECURITIES

Each fund may invest up to 15% of its net assets in illiquid securities which cannot be disposed of in seven days in the ordinary course of business at fair value.

Securities purchased by a fund, particularly debt securities and over-the-counter traded securities, that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

If one or more instruments in a fund’s portfolio become illiquid, the fund may exceed its 15 percent limitation in illiquid instruments. In the event that changes in the portfolio or other external events cause the investments in illiquid instruments to exceed 15 percent of a fund’s net assets, the fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a fund to liquidate any portfolio instrument where the fund would suffer a loss on the sale of that instrument. In cases where no clear indication of the value of a fund’s portfolio instruments is available, the portfolio instruments will be valued at their fair value according to the valuation procedures approved by the Board of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a fund’s NAV.  For more information on fair valuation, please see “Transaction Policies— Valuation of Shares”

ABOUT EACH FUND’S INVESTMENT GOAL

Each fund’s investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.  The funds’ prospectus will be updated prior to any change in a fund’s investment goal (or objective).

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

International Opportunities Fund may have a relatively high portfolio turnover. Stock Fund may also, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for a fund and higher taxable distributions to the fund’s shareholders and therefore could adversely affect the fund’s performance. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

TERMS USED IN THIS PROSPECTUS

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer’s or borrower’s economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES

Stock Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, Stock Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name, as set forth in the fund’s Principal Investment Strategy section. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met, due to changes in the value or capitalization of portfolio assets, or otherwise, the fund’s future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, “assets” means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the fund’s outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of the fund’s Board of Directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds’ Combined Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

DISCLOSURE OF PORTFOLIO HOLDINGS

The funds will disclose their complete calendar month-end portfolio holdings on the funds’ website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The funds also will disclose on the funds’ website no earlier than 15 days after the end of each month each fund’s largest ten holdings. A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

MANAGEMENT OF THE FUNDS

THE INVESTMENT MANAGER

HIFSCO is the investment manager to each fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with over $[    ] billion in assets as of March 31, 2008. At the same time, HIFSCO had over $[    ] billion in assets under management. HIFSCO is responsible for the management of each fund and supervises the activities of the investment sub-adviser described below.  HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds rely on an exemptive order from the Securities and Exchange Commission under which they use a “Manager of Managers” structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-adviser and recommend its hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

THE INVESTMENT SUB-ADVISER

Wellington Management Company, LLP (“Wellington Management”) is the investment sub-adviser to the funds. Wellington Management is a Massachusetts limited liability partnership, with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of March 31, 2008, Wellington Management had investment management authority with respect to approximately $[     ] billion in assets. ..

SOFT DOLLAR PRACTICES

The sub-adviser is responsible for the day-to-day portfolio management activities of the funds, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”), the sub-adviser may obtain “soft dollar” benefits in connection with the execution of transactions for the funds. The sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for “brokerage and research services” (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-adviser receives these products and services. These products and services may be of value to the sub-adviser in advising its clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such “mixed use” items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

MANAGEMENT FEES

Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value as follows:

INTERNATIONAL OPPORTUNITIES FUND

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.85%
Next $500 million	0.75%
Amount Over $1 billion	0.70%

STOCK FUND

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.75%
Next $500 million	0.70%
Amount Over $1 billion	0.65%

For each fund’s fiscal year ended October 31, 2007, the investment management fees paid to HIFSCO, expressed as a percentage of average net assets, were as follows:

Fund	Management Fees
The Hartford International Opportunities Fund	0.85%
The Hartford Stock Fund	0.74%

A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the funds is available in the funds’ annual report to shareholders covering the fiscal year ended October 31, 2007.

PORTFOLIO MANAGERS OF THE FUNDS

The following persons or teams have had primary responsibility for the day-to-day management of each indicated fund’s portfolio since the date stated below. The funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the funds.

INTERNATIONAL OPPORTUNITIES FUND Nicolas M. Choumenkovitch, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2006 and has been involved in portfolio management and securities analysis for the fund since 2000. Mr. Choumenkovitch joined Wellington Management as an investment professional in 1995.

STOCK FUND Steven T. Irons, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2005 and for clients of the firm for at least the past five years. Mr. Irons joined Wellington Management as an investment professional in 1993.

Peter I. Higgins, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2005 and for clients of the firm for the past three years. Mr. Higgins joined Wellington Management as an investment professional in 2005. Prior to joining the firm, Mr. Higgins was an investment professional with The Boston Asset Company from 1988 to 2005.

ABOUT YOUR ACCOUNT

CLASS I SHARE INVESTOR REQUIREMENTS

Investors may purchase Class I shares only through advisory fee-based wrap programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the funds, whose use of Class I shares will depend on the structure of the particular advisory fee-based wrap program. These financial intermediaries may purchase Class I shares at net asset value without an annual distribution fee.

Ineligible investors who select Class I shares will be issued Class A shares. Class A shares are subject to a front-end sales charge and distribution fee.

CHOOSING A SHARE CLASS

The I share class has its own cost structure. The funds also offer Class A, Class B, Class C, Class R3, Class R4, Class R5 and Class Y shares to certain qualified investors pursuant to separate prospectuses describing those classes. Your financial representative can help you decide.

DISTRIBUTION ARRANGEMENTS

HIFSCO serves as the principal underwriter for each fund pursuant to an Underwriting Agreement initially approved by the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”). HIFSCO is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”). Shares of each fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Such selected broker-dealers may designate and authorize other financial intermediaries to offer and sell shares of each fund. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of either fund.

PAYMENTS TO FINANCIAL INTERMEDIARIES AND OTHER ENTITIES

This section includes additional information about commissions and other payments made by HIFSCO and its affiliates to other entities.

Commissions and Rule 12b-1 Payments

HIFSCO and its affiliates make a variety of payments to broker-dealers and financial institutions (“Financial Intermediaries”) that sell shares of the funds.  HIFSCO pays commissions and Rule 12b-1 payments to Financial Intermediaries.  The SAI includes information regarding commission payments and Rule 12b-1 payments by share class.

As explained in more detail below, HIFSCO and its affiliates make additional payments to Financial Intermediaries and intermediaries that provide subaccounting, administrative and/or shareholder processing services (“Servicing Intermediaries”).

Commissions and other payments received by Financial Intermediaries and their affiliates can vary from one investment product to another, and therefore your Financial Intermediary may have a greater incentive to sell certain products, such as funds, rather than other products.

Additional Compensation Payments to Financial Intermediaries.

HIFSCO and its affiliates make additional compensation payments out of their own assets to Financial Intermediaries to encourage the sale of the funds’ shares (“Additional Payments”).  These payments, which are in addition to commissions and Rule 12b-1 fees, may create an incentive for your Financial Intermediary to sell and recommend certain investment products, including the funds, over other products for which it may receive less compensation.  You may contact your Financial Intermediary if you want information regarding the payments it receives.

Additional Payments to a Financial Intermediary are generally based on the average net assets of the funds attributable to that Financial Intermediary, assets held over one year by customers of that Financial Intermediary, or sales of the fund shares through that

Financial Intermediary.  Additional Payments may, but are normally not expected to, exceed 0.46% of the average net assets of the funds attributable to a particular Financial Intermediary.  For the calendar year ended December 31, 2007, HIFSCO and its affiliates incurred approximately $43.4 million in total Additional Payments to Financial Intermediaries.

Additional Payments may be used for various purposes and take various forms, such as:

•      Payments for placement of funds on a Financial Intermediary’s list of mutual funds available for purchase by its customers or for including funds within a group that receives special marketing focus or are placed on a “preferred list”;

•      “Due diligence” payments for a Financial Intermediary’s examination of the funds and payments for providing extra employee training and information relating to the funds;

•      “Marketing support fees” for providing assistance in promoting the sale of fund shares;

•      Sponsorships of sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition;

•      Provision of educational programs, including information and related support materials;

•      Hardware and software; and

•      Occasional meals and entertainment, tickets to sporting events, nominal gifts and travel and lodging (subject to applicable rules and regulations).

As of January 1, 2008, HIFSCO has entered into ongoing contractual arrangements to make Additional Payments to the Financial Intermediaries listed below.  HIFSCO may enter into ongoing contractual arrangement with other Financial Intermediaries. Financial Intermediaries that received Additional Payments in 2007 for items such as sponsorship of meetings, education seminars and travel and entertainment, but do not have an ongoing contractual relationship, are listed in the SAI.  A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital Corp., AIG Financial Advisors, American General, FSC Securities Corp., Royal Alliance Associates, Inc.), Banc West Investment Services, Cadaret Grant & Co., Inc., CCO Investment Services Corp., Charles Schwab & Co., Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage Inc., Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Edward D. Jones & Co., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., H. Beck, Inc., Hilliard Lyons, Huntington Investment Co., IFMG Securities, Inc., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Investment Professionals, Inc., Janney Montgomery Scott, Jefferson Pilot Securities Corp, LaSalle Financial Services, Lincoln Financial Advisors Group, LPL Financial Corp., M&T Securities Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., NatCity Investments Inc.,  National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), Newbridge Securities, NEXT Financial Group, Inc., Oppenheimer & Co, Inc., Prime Capital Services, Inc., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Dain Rauscher, RDM Investment Services, Robert W. Baird, Securities America, Inc., Sorrento Pacific Financial, Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, Suntrust Investment Services, Triad Advisors, Inc.,UBS Financial Services Inc., U.S. Bancorp Investments Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford).

Servicing Compensation to Servicing Intermediaries

HIFSCO or its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”).  Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the funds, over other products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the funds attributable to the Servicing Intermediary.  With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary.  For the calendar year ended December 31, 2007, HIFSCO incurred approximately $440,000 in total Servicing Payments to Servicing Intermediaries and incurred Servicing Payments did not exceed $410,000 for any Servicing Intermediary.

Servicing Payments are also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the Funds.  Although some arrangements are based on average net assets attributable to the Servicing Intermediary, Servicing Intermediaries are generally paid a per account fee ranging to no more than $16 per account.

As of January 1, 2008, HIFSCO has entered into arrangements to pay Servicing Compensation to: The 401(k) Company; ACS HR Solutions, LLC; ADP Broker Dealer, Inc., American Century Investment Management, Inc.; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; Benefit Plans Administrative Services, LLC;  BenefitStreet, Inc.; Charles Schwab and Co., Inc.; CitiStreet, LLC;  CPI Qualified Plan Consultants, Inc.; Diversified Investment Advisors, Inc.; Expert Plan, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services Company, Inc. (“Fidelity”); Fiserv Trust Company; Gold Trust Company; GWFS Equities, Inc.; Invesmart, Inc. & Invesmart Securities, LLC; International Clearing Trust Company; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Merrill Lynch Pierce Fenner & Smith Incorporated; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; Reliance Trust Company; Standard Retirement Services, Inc.; StanCorp Equities, Inc.; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc.; The Retirement Plan Company, LLC;  The Vanguard Group; Upromise Investments, Inc; Wells Fargo Bank, N.A.; and Wilmington Trust Company. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

As of January 1, 2008, Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; A.G. Edwards; Alerus Financial; American Stock Transfer and Trust Company; CPI Qualified Plan Consultants, Inc; Expert Plan, Inc.; Gem Group L.P.; Hand Benefits & Trust, Inc.; Hewitt Associates LLC; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; The Newport Group.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Reliance Trust company and SunGard Institutional Brokerage Inc.  Other Servicing Intermediaries may be paid by HASCO in the future.

OPENING AN ACCOUNT

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account. What this means for you: When you open a new account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver’s license or other identifying documents.

For non-persons wishing to open an account or establish a relationship, Federal law requires us to obtain, verify and record information that identifies each business or entity.  What this means for you: when you open an account or establish a relationship, we will ask for your business name, a street address and a tax identification number, that Federal law requires us to obtain.  We appreciate your cooperation.

The information you provide may also be validated through various public databases. If a fund is not able to adequately identify you within the timeframes set forth in the law,  your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

1              Read this prospectus carefully.

2              Determine how much you want to invest. The minimum initial investment for each fund is as follows:

•              $1,000 per fund.

•              subsequent investments: $50 per fund.

Minimum investment amounts may be waived for certain present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates, as well as certain broker sponsored wrap-fee programs or at the transfer agent’s discretion.

3              Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions, please contact your financial representative.

4              Make your initial investment selection. Your financial representative can initiate any purchase, exchange or sale of shares.

ADDRESS:	PHONE NUMBER:
THE HARTFORD MUTUAL FUNDS	1-888-THE-STAG (843-7824)
P.O. BOX 9140
MINNEAPOLIS, MN 55480-9140	CONTACT YOUR FINANCIAL REPRESENTATIVE
FOR INSTRUCTIONS AND ASSISTANCE.

BUYING, EXCHANGING & SELLING SHARES

BUYING SHARES

As previously mentioned, you may purchase Class I shares only through advisory fee-based wrap programs sponsored by financial intermediaries and any other institutions having agreements with the funds, whose use of Class I shares will depend on the structure of the particular advisory fee-based wrap program. Your initial investment must meet the minimum requirement of $1,000. See your financial representative for any questions regarding buying shares through the advisory fee-based wrap program.

EXCHANGING SHARES

Class I shares may only be exchanged for Class I shares of any other Hartford Mutual Fund by having your financial representative process your exchange request. Class I shares may not be exchanged for any other class. The registration for both accounts involved must be identical. You may be subject to tax liability as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

If you own Class A, B, C, L, R3, R4, R5 or Y shares of certain funds, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

SELLING SHARES

You may redeem your shares by having your financial representative process your redemption. Your financial representative will be responsible for furnishing all necessary documents to the funds and may charge you for this service.

TRANSACTION POLICIES

VALUATION OF SHARES

The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.

The funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, each fund uses a fair value pricing service approved by the fund’s Board, which employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund’s shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that either fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations and floating rate loans) held by a fund are valued on the basis of valuations furnished by an unaffiliated pricing service, which determines valuations for normal institutional size trading units of debt securities. Floating rate loans generally trade in over-the-counter markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by the fund’s Board of Directors. Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

BUY AND SELL PRICES

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

EXECUTION OF REQUESTS

Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in “good order” (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of fund shares by a fund’s shareholder can disrupt the management of the fund, negatively affect the fund’s performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute a fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Board of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds’ policy is to discourage investors from trading in a fund’s shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor’s trading history in any of the funds, including the person’s trading history in any accounts under a person’s common ownership or control.

It is the policy of the funds to permit only two “substantive round trips” by an investor within any single fund within a 90-day period.

A substantive round trip is a purchase of or an exchange into the same fund and a redemption of or an exchange out of the same fund in a dollar amount that the fund’s transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. If an Excessive Trader makes exchanges through a registered representative, in appropriate circumstances the funds’ transfer agent may terminate the registered representative’s exchange and purchase privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above.

The funds’ policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are limited in their ability to identify or deter Excessive Traders or other abusive traders. The funds’ procedures with respect to omnibus accounts are as follows:  (1) Where HASCO is provided  individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures(which may be more or less restrictive then those of the funds) for limiting exchange activity in a manner that serves the purposes of the funds’ policy as determined by the Frequent Trading Review Committee (comprised of the funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its procedures in lieu of those of the funds and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to identify suspicious trading patterns that warrant further review. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. In October 2007, new SEC rules became effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts.  As funds and intermediaries implement the requirements of the new rules, it is expected that the funds’ will be able to apply its frequent trading policies to omnibus accounts. Nonetheless, the funds’ ability to identify and deter frequent purchases and redemptions of a fund’s shares through omnibus accounts is limited, and the funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds’ shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders’ interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares. For additional information concerning the funds’ fair value procedures, please refer to “Valuation of Shares.”

CERTIFICATED SHARES

Shares are electronically recorded and therefore share certificates are not issued.

ACCOUNT CLOSINGS

There may be instances in which it is appropriate for your shares to be redeemed and your account to be closed.  For additional information about when your shares may be redeemed and your account closed, please see the SAI under “Account Closings.”

SALES IN ADVANCE OF PURCHASE PAYMENTS

When a request is placed to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you (or your financial representative) until the purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS

Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

DIVIDENDS AND ACCOUNT POLICIES

You will receive account and tax information statements, if applicable, from your financial intermediary pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends from net investment income and capital gains of the funds are normally declared and paid annually. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

If your financial representative elects to receive dividends in cash, we will only distribute a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you should speak with your financial representative.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund’s long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. The lower tax rates on qualified dividend income and long-term capital gains are currently scheduled to expire after 2010.

Some dividends paid in January may be taxable as if they had been paid the previous December.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability. Non-resident aliens and other foreign shareholders will generally be subject to U.S. tax withholding on distributions paid by a fund.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

FINANCIAL HIGHLIGHTS

Because each fund’s Class I had not yet commenced operations as of the date of this prospectus, the financial highlights below reflect information for Class A shares. The financial highlights for each fund’s Class I shares for the periods presented below would have been substantially similar to that shown because all of the fund’s shares are invested in the same portfolio of securities. However, the actual financial highlights of the Class I shares for the periods presented below would have been different than the information shown below because of differences in the expenses borne by each class of shares.

The financial highlights table for each fund is intended to help you understand the fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2007, October 31, 2006, October 31, 2005, October 31, 2004 and October 31, 2003 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request.

[To be updated.]

FUND CODE, CUSIP NUMBER AND SYMBOL

CLASS I SHARES

NAME	FUND CODE	CUSIP NUMBER	SYMBOL
The Hartford International Opportunities Fund	[ ]	[ ]	[ ]
The Hartford Stock Fund	[ ]	[ ]	[ ]

27

FOR MORE INFORMATION

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional information about each fund is contained in the financial statements and portfolio holdings in the fund’s annual and semi-annual reports. In the fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds’ website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

BY MAIL:

The Hartford Mutual Funds

P.O. Box 64387

St. Paul, MN 55164-0387

(For overnight mail)

The Hartford Mutual Funds

500 Bielenberg Drive

Woodbury, MN 55125-1400

BY PHONE:

1-888-843-7824

ON THE INTERNET:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:

Public Reference Section

Securities and Exchange Commission

Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

28

ON THE INTERNET OR BY E-MAIL:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:

The Hartford Mutual Funds, Inc. 811-07589

29

PART B

STATEMENT OF ADDITIONAL INFORMATION

The Combined Statement of Additional Information as filed under Form N-1A, Post-Effective Amendment No. 66 under the Securities Act of 1933 and Amendment No. 68 under the Investment Company Act of 1940, File Nos. 333-02381/811-07589, filed on February 28, 2008, Accession No. 0000950135-08-001324, is incorporated by reference.

Supplement

dated May [   ], 2008

to the Combined Statement of Additional Information (the “SAI”)

for The Hartford Mutual Funds, Inc. and Hartford Mutual Funds II, Inc.
dated March 1, 2008

This supplement amends the SAI dated March 1, 2008, in order to add Class I shares to The Hartford International Opportunities Fund and The Hartford Stock Fund, each an existing series of The Hartford Mutual Funds, Inc. Accordingly, the following is incorporated into the SAI as appropriate:

1.     Under the paragraph entitled “Date of Prospectuses,” the following is added:

May [   ], 2008 (for Class I shares of International Opportunities Fund and Stock Fund).

2.     Under the section entitled “General Information,” in the second paragraph, the third sentence is replaced as follows:

Class I shares are offered to advisory fee-based wrap programs for Capital Appreciation Fund, Capital Appreciation II Fund, Checks and Balances Fund, Dividend and Growth Fund, Equity Income Fund, Floating Rate Fund, Global Equity Fund, Global Health Fund, Growth Fund, Growth Opportunities Fund, High Yield Fund, High Yield Municipal Bond Fund, Inflation Plus Fund, International Growth Fund, International Opportunities Fund, International Small Company Fund, Small Company Fund, SmallCap Growth Fund, Stock Fund, Strategic Income Fund, Tax-Free National Fund, Total Return Bond Fund, Value Fund, Value Opportunities Fund and each of the Asset Allocation Funds.

3.     Under the section entitled “Fund Management,” the information concerning management ownership, principal holders and control persons with respect to International Opportunities Fund and Stock Fund is supplemented as follows:

As of March [   ], 2008, the officers and directors of each Company as a group beneficially owned less than 1% of the outstanding shares of each class of each Fund. As of that date, the following persons held an interest in the following Funds equal to 5% or more of outstanding shares of a class:  [Chart to be updated to include percentages as end of March 2008.]

International Opportunities Fund	Class A	Class B	Class C	Class L	Class I(1)	Class R3	Class R4	Class R5	Class Y
Edward D Jones & Co Attn: Mutual Fund Shareholder Accounting Maryland Hts MO	52.02%
Edward D Jones & Co Attn: Mutual Fund Shareholder Accounting Maryland Hts MO		17.65%
Citigroup Global Markets, Inc. Attn: Peter Booth New York NY			11.60%
Charles J Walker Defined Benefit Pension Acct of Charles J Walker Bakersfield CA						42.12%
Hartford Life Insurance Company Attn: Mark Strogoff Hartford CT						38.45%
Susan Willis Research Ind 401K Plan Susan Willis Trustee Ind (K) Montgomery AL						10.44%
Natlin LLC Jason Trumbauer Trustee Ind (K) Jesup IA						6.97%
Hartford Life Insurance Company Attn: Mark Strogoff Hartford CT							63.17%

MG Trust Co Cust FBO John Hinderer Honda 401K Plan Denver CO	31.38%
Realestocks Inc Indiv 401K Plan Jason P Stockwell Trustee Ind (K) Minneapolis MN	5.46%
Hartford Life Insurance Company Attn: Mark Strogoff Hartford CT		100.00%
State Street Bank & Trust Comm Est Hartford Growth Allocation Attn Marilyn Orr Woodbury MN			33.48%
State Street Bank & Trust Cust The Hartford Ballanced Allocation Attn Marilyn Orr Woodbury MN			30.37%
State Street Bank & Trust Cust FBO The Hartford Aggressive Growth Attn Marilyn Orr Woodbury MN			13.56%
NFS LLC FBO Huntington National Bank Columbus OH			8.68%

Stock Fund	Class A	Class B	Class C	Class L	Class I(1)	Class R3	Class R4	Class R5	Class Y
Edward Jones & Company Attn: Mutual Fund Shareholder Accounting Maryland Hts MO	47.36%
Edward D Jones & Co Attn: Mutual Fund Shareholder Accounting Maryland Hts MO	17.48%
Citigroup Global Markets, Inc. Attn: Peter Booth New York NY			7.87%
Edward D Jones & Co Attn: Mutual Fund Shareholder Accounting Maryland Hts MO			6.62%
MG Trust Co TTEE Palco Telecom Service Inc Denver CO						42.42%
Hartford Life Insurance Company Attn: Mark Strogoff Hartford CT						35.29%
Susan Willis Research Ind 401K Plan Susan Willis Trustee Ind (K) Montgomery AL						11.91%
Natlin LLC Jason Trumbauer Trustee Ind (K) Jesup IA						10.38%
Pershing LLC Jersey City NJ							74.73%
Hartford Life Insurance Company Attn: Mark Strogoff Hartford CT							25.27%
Hartford Life Insurance Company Attn: Mark Strogoff Hartford CT								100.00%
West Virginia Savings Plan Trustee FBO West Virginia Savings Plan Trust Attn Marilyn Orr Woodbury MN									68.15%
Saxon & Co Philadelphia PA									21.92%
State Street Bank & Trust Cust FBO The Hartford Aggressive Growth Attn Marilyn Orr Woodbury MN									5.77%

(1)           No share ownership information is provided for Class I shares as this class had not yet commenced operations as of the date of this SAI.

4.     Under the section entitled “Sub-advisory/Investment Services Fees,” the table regarding the contractual expense limits agreed to by HIFSCO is replaced for International Opportunities Fund and Stock Fund as follows:

FUND NAME	CLASS A	CLASSES B & C	CLASS I	CLASS L	CLASS R3	CLASS R4	CLASS R5	CLASS Y
International Opportunities Fund	1.57%	2.32%	1.32%	N/A	1.82%	1.52%	1.22%	1.22%
Stock Fund	1.25%	N/A	1.00%	N/A	1.50%	1.20%	0.90%	N/A

5.     Under the section “Capitalization and Voting Rights,” the fifth paragraph is replaced as follows:

In addition to the Class I shares authorized for the Asset Allocation Funds, the directors of each Company have authorized the issuance of Class I shares for the following Hartford Funds: Capital Appreciation Fund, Capital Appreciation II Fund, Checks and Balances Fund, Dividend and Growth Fund, Equity Income Fund, Floating Rate Fund, Global Equity Fund, Global Health Fund, High Yield Fund, High Yield Municipal Bond Fund, Inflation Plus Fund, International Growth Fund, International Opportunities Fund, International Small Company Fund, Small Company Fund, Stock Fund, Strategic Income Fund, Tax-Free National Fund, Total Return Bond Fund and Value Fund; and the following Hartford New Funds: Growth Fund, Growth Opportunities Fund, SmallCap Growth Fund and Value Opportunities Fund.

This Supplement should be retained with your SAI for future reference.

PART C

OTHER INFORMATION

Item 23.	Exhibits

a.(i)	Articles of Incorporation dated March 19, 1996 (incorporated by reference to Initial Registration Statement filed on April 9, 1996)

a.(ii)	Articles Supplementary dated August 30, 2002 (incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 25, 2002)

a.(iii)	Articles Supplementary dated September 12, 2002 (incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 25, 2002)

a.(iv)

Articles of Amendment to the Articles of Incorporation (incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 16, 2002)

a.(v)	Articles Supplementary dated June 10, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 19, 2003)

a.(vi)	Articles of Amendment dated June 10, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 19, 2003)

a.(vii)	Articles Supplementary dated August 26, 2003 (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2003)

a.(viii)	Articles Supplementary dated March 10, 2004 (incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 19, 2004)

a.(ix)	Articles Supplementary dated August 19, 2004 (incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 23, 2004)

a.(x)	Articles Supplementary dated February 3, 2005 (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

a.(xi)	Articles Supplementary dated June 28, 2005 (incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 15, 2005)

a.(xii)	Articles Supplementary dated April 11, 2006 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

a.(xiii)	Articles Supplementary dated June 14, 2006 (incorporated by reference to Post-Effective Amendment No. 50 filed to Registration Statement on Form N-1A (File No. 333-02381) on July 31, 2006)

a.(xiv)	Articles Supplementary dated October 25, 2006 (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

a.(xv)	Articles Supplementary dated February 27, 2007 (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

a.(xvi)	Articles Supplementary dated May 25, 2007 (incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 14, 2007)

a.(xvii)	Articles of Amendment dated May 25, 2007 (incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 14, 2007)

a.(xviii)	Articles of Amendment dated May 25, 2007 (incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 14, 2007)

a.(xix)	Articles Supplementary dated August 15, 2007 (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)

a.(xx)	Articles of Amendment dated August 15, 2007 (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)

a.(xxi)	Articles of Amendment dated August 15, 2007 (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)

a.(xxii)	Articles Supplementary dated September 14, 2007 (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

a.(xxiii)	Articles Supplementary dated November 30, 2007 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

a.(xxiv)	Articles Supplementary dated February 28, 2008 (to be filed by amendment)

b.

By-Laws adopted January 24, 1996, last amended May 13, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 19, 2003)

c.	Not Applicable

d.(i)

Investment Management Agreement with Hartford Investment Financial Services Company dated March 3, 1997 (incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 20, 1997)

d.(ii)	Amendment No. 1 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(iii)	Amendment No. 2 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(iv)	Amendment No. 3 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(v)	Amendment No. 4 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(vi)	Amendment No. 5 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration

Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(vii)	Amendment No. 6 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(viii)	Amendment No. 7 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(ix)	Amendment No. 8 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2003)

d.(x)	Amendment No. 9 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

d.(xi)

Amendment No. 10 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

d.(xii)	Amendment No. 11 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 29, 2005)

d.(xiii)

Amendment No. 12 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 29, 2005)

d.(xiv)	Amendment No. 13 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

d.(xv)	Amendment No. 14 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

d.(xvi)	Amendment No. 15 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

d.(xvii)	Amendment No. 16 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

d.(xviii)	Amendment No. 17 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

d.(xix)	Amendment No. 18 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

d.(xx)	Amendment No. 19 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

d.(xxi)

Amendment No. 20 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

d.(xxii)

Amendment No. 21 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

d.(xxiii)

Investment Sub-Advisory Agreement with Wellington Management Company, LLP dated March 3, 1997 (incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 20, 1997)

d.(xxiv)

Amendment No. 1 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxv)

Amendment No. 2 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxvi)	Amendment No. 3 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to

Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxvii)

Amendment No. 4 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxviii)

Amendment No. 5 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxix)

Amendment No. 6 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxx)

Amendment No. 7 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2003)

d.(xxxi)

Amendment No. 8 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 29, 2005)

d.(xxxii)

Amendment No. 9 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

d.(xxxiii)

Amendment No. 10 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2007)

d.(xxxiv)

Amendment No. 11 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

d.(xxxv)	Amendment No. 12 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective

Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

d.(xxxvi)

Investment Services Agreement with Hartford Investment Management Company dated as of March 3, 1997 (incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 20, 1997)

d.(xxxvii)

Amendment No. 1 to Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxxviii)

Amendment No. 2 to Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxxix)

Amendment No. 3 to Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 29, 2005)

d.(xl)

Amendment No. 4 to Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 29, 2005)

d.(xli)

Amendment No. 5 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

d.(xlii)

Amendment No. 6 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

d.(xliii)

Amendment No. 7 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

d.(xliv)	Amendment No. 8 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to

Post-Effective Amendment No. 55 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2006)

d.(xlv)

Amendment No. 9 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

d.(xlvi)

Amendment No. 10 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)

d.(xlvii)

Amendment No. 11 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

d.(xlviii)

Investment Sub-Advisory Agreement with Oberweis Asset Management, Inc. (incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 29, 2005)

d.(xlix)

Investment Sub-Advisory Agreement with Jennison Associates LLC (incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 29, 2005)

d.(l)

Investment Sub-Advisory Agreement with Kayne Anderson Rudnick Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

d.(li)

Investment Sub-Advisory Agreement with Metropolitan West Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

d.(lii)

Investment Sub-Advisory Agreement with SSgA Funds Management, Inc. (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

e.(i)	Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(ii)	Form of Dealer Agreement with the Distributor (incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 1996)

e.(iii)

Amendment No. 1 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(iv)

Amendment No. 2 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(v)

Amendment No. 3 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(vi)

Assignment of Principal Underwriting Agreement from Hartford Securities Distribution Company, Inc. to Hartford Investment Financial Services Company dated November 1, 1998 (incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 15, 2002)

e.(vii)

Amendment No. 4 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(viii)

Amendment No. 5 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(ix)

Amendment No. 6 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(x)

Amendment No. 7 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(xi)

Amendment No. 8 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2003)

e.(xii)

Amendment No. 9 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

e.(xiii)

Amendment No. 10 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

e.(xiv)	Amendment No. 11 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 29, 2005)

e.(xv)

Amendment No. 12 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 29, 2005)

e.(xvi)	Amendment No. 13 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

e.(xvii)

Amendment No. 14 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

e.(xviii)	Amendment No. 15 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

e.(xix)

Amendment No. 16 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

e.(xx)

Amendment No. 17 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

f.	Not Applicable

g.	Master Custodian Agreement (incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form N-1A (File No. 333-02381) filed on March 15, 2007)

h.(i)	Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford

Administrative Services Company dated February 1, 2006 (incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 15, 2006)

h.(ii)

Amendment No. 1 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

h.(iii)

Amendment No. 2 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2006)

h.(iv)

Amendment No. 3 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

h.(v)	Share Purchase Agreement (incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 19, 2004)

h.(vi)	Fund Accounting Agreement dated January 3, 2000 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(vii)

Amendment No. 1 to the Fund Accounting Agreement, dated July 23, 2001 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(viii)

Second Amendment to the Fund Accounting Agreement, dated October 31, 2002 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(ix)

Third Amendment to the Fund Accounting Agreement, dated August 25, 2003 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(x)

Fourth Amendment to the Fund Accounting Agreement, dated September 27, 2005 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(xi)

Fifth Amendment to the Fund Accounting Agreement, dated January 1, 2006 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(xii)

Sixth Amendment to the Fund Accounting Agreement, July 31, 2006 (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

h.(xiii)

Seventh Amendment to the Fund Accounting Agreement, November 30, 2006 (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

h.(xiv)

Eighth Amendment to the Fund Accounting Agreement, May 31, 2007 (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

h.(xv)

Ninth Amendment to the Fund Accounting Agreement, November 30, 2007 (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

h.(xvi)

Tenth Amendment to the Fund Accounting Agreement, November 30, 2007 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

h.(xvii)

Eleventh Amendment to the Fund Accounting Agreement, March 1, 2008 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

h.(xviii)	Expense Limitation Agreement (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

h.(xix)	Transfer Agency Fee Waiver Agreement (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

i.	Opinion and Consent of Counsel (to be filed by amendment)

j.	Not Applicable

k.	Not Applicable

l.	Not Applicable

m.

Amended and Restated Rule 12b-1 Distribution Plan for Class A, Class B, Class C, Class R3, Class R4 and Class R5 Shares (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

n.	Multiple Class Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

o.	Not Applicable

p.(i)

Code of Ethics of HL Investment Advisors, LLC, Hartford Investment Financial Services, LLC and The Hartford-Sponsored Mutual Funds (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

p.(ii)

Code of Ethics of Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

p.(iii)

Code of Ethics of Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2005)

p.(iv)

Code of Ethics of Kayne Anderson Rudnick Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

p.(v)	Code of Ethics of Metropolitan West Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 50 to

Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

p.(vi)	Code of Ethics of SSgA Funds Management, Inc. (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)

q.	Power of Attorney (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

Item 24.                  Persons Controlled by or Under Common Control with Registrant

As of  February 29, 2008, any persons directly or indirectly under common control with The Hartford Mutual Funds, Inc. are affiliates of, and are controlled by, The Hartford Financial Services Group, Inc., a Delaware corporation.  Information about all such persons is incorporated herein by reference to the Form 10-K of The Hartford Financial Services Group, Inc. filed on February 22, 2008.

In addition, subsidiaries of The Hartford Financial Services Group, Inc., beneficially owned as of February 29, 2008 more than 25% of the following funds:

The Hartford Global Enhanced Dividend Fund

The Hartford LargeCap Growth Fund

The Hartford MidCap Growth Fund

The Hartford Tax-Free New York Fund

The Hartford Global Equity Fund

Item 25.                  Indemnification

Article V of the Registrant’s Articles of Incorporation dated March 19, 1996 and incorporated herein by reference to Registrant’s initial registration statement on April 9, 1996 provides in effect that the Registrant will indemnify its officers and directors under certain circumstances.  However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, Article V does not protect any person against liability to the Registrant or its shareholders to which such Director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The rights of indemnification contained in Article V are not exclusive to any other rights to which any officer, director or employee seeking indemnification may be entitled.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland permits a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys’ fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by directors who are parties to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; and permits a corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person’s status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.                  Business and Other Connections of Investment Adviser

Hartford Investment Financial Services, LLC serves as investment adviser to each of the funds included in this Registration Statement.

Name	Position with Hartford Investment Financial Services, LLC	Other Business
John C. Walters	Chief Executive Officer, President and Manager

Executive Vice President of The Hartford Financial Services Group, Inc. (“The Hartford”)(1); Co-Chief Executive Officer, Co-President and Director of Hartford Life Insurance Company (“HLIC”)(2); Chief Executive Officer, Manager and President of HL Investment Advisors, LLC(3); and Director and President of US Wealth Management at Hartford Life, Inc.(“HL, Inc.”)(4)

Tamara L. Fagely	Chief Financial Officer and Controller/FINOP	Chief Financial Officer and Vice President of Hartford Administrative Services Company (“HASCO”)(5) and Vice President of HLIC

Colleen B. Pernerewski	Chief Investment Advisor Compliance Officer	Assistant Vice President of The Hartford; Chief Compliance Officer of Separate Accounts of HLIC and Chief Compliance Officer of HL Investment Advisors, LLC

William D. Wilcox	Chief Compliance Officer, AML Compliance Officer and Chief Legal Officer	Assistant Vice President of The Hartford

Robert M. Arena	Senior Vice President / Business Line Principal and Manager	Director and Senior Vice President of HASCO; Senior Vice President of HLIC; and Manager and Senior Vice President of HL Investment Advisors, LLC

Kenneth A. McCullum	Senior Vice President	Senior Vice President and Actuary of HLIC; and Senior Vice President of HL Investment Advisors, LLC

Vernon J. Meyer	Senior Vice President	Senior Vice President of HLIC and Senior Vice President of HL Investment Advisors, LLC

D. Keith Sloane	Senior Vice President	Senior Vice President of HASCO, HLIC and HL Investment Advisors, LLC

Thomas D. Jones	Vice President	Vice President of The Hartford, HLIC and HL Investment Advisors, LLC

Edward P. Macdonald	Vice President and Chief Legal Officer

Assistant Vice President of The Hartford; Assistant Vice President of HLIC; Vice President of HASCO; Vice President, Chief Legal Officer and Secretary of HL Investment Advisors, LLC; and Vice President of HASCO

Mark Sides	Chief Legal Officer – Broker/Dealer and Secretary	Assistant Vice President of The Hartford

Peter J. Michalik	Vice President	Vice President of HASCO and HLIC

Kathleen B. Kavanaugh	Vice President/Marketing

John N. Giamalis	Treasurer	Senior Vice President and Treasurer of HL Inc., The Hartford, HASCO, HLIC, and HL Investment Advisors; and Treasurer of Hartford Investment Management

Glen J. Kvadus	Assistant Secretary

Marilyn Orr	Assistant Vice President	Assistant Vice President of HLIC

Alice Pellegrino	Assistant Vice President	Assistant Vice President HASCO, HLIC and HL Investment Advisors, LLC

Elizabeth L. Schroeder	Assistant Vice President	Assistant Vice President of HLIC and HL Investment Advisors, LLC

Denise A. Settimi	Assistant Vice President	Chief Operating Officer and Assistant Vice President of HASCO; and Assistant Vice President of HLIC

Brian Murphy	Manager	Executive Vice President of HLIC

(1)	The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115.
(2)	The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089.
(3)	The principal business address for HL Investment Advisors, LLC is 200 Hopmeadow Street, Simsbury, CT 06089.
(4)	The principal business address for HL, Inc. is 200 Hopmeadow Street, Simsbury, CT 06089.
(5)	The principal business address for HASCO is 500 Bielenberg Drive, Woodbury, MN 55125.
(6)	The principal business address for Hartford Investment Management is 55 Farmington Avenue, Hartford, CT 06105.

Item 27.                  Principal Underwriters

Hartford Investment Financial Services, LLC (“HIFSCO”) is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc.  HIFSCO is also the principal underwriter for The Hartford Mutual Funds II, Inc.

The directors and principal officers of HIFSCO and their position with the Registrant are set forth below:

Name and Principal Business Address	Positions and Offices with Underwriter	Position and Offices with Registrant
John C. Walters(2)	Chief Executive Officer, President and Manager	President and Chief Executive Officer

Tamara L. Fagely(3)	Chief Financial Officer and Controller/FINOP	Vice President, Treasurer and Controller

Name and Principal Business Address	Positions and Offices with Underwriter	Position and Offices with Registrant

Colleen B. Pernerewski(2)

Chief Investment Advisor Compliance Officer

None

William D. Wilcox(2)

Chief Compliance Officer, AML Compliance Officer and Chief Legal Officer

None

Robert M. Arena(2)

Senior Vice President / Business Line Principal and Manager

Vice President

Kenneth A. McCullum(2)	Senior Vice President	None

Vernon J. Meyer(2)	Senior Vice President	Vice President

D. Keith Sloane(2)	Senior Vice President	None

Thomas D. Jones(2)	Vice President	Vice President and Chief Compliance Officer

Edward P. Macdonald(2)	Vice President and Chief Legal Officer	Vice President, Secretary and Chief Legal Officer

Mark Sides(3)	Chief Legal Officer – Broker/Dealer and Secretary	None

Peter J. Michalik(2)	Vice President	None

Kathleen B. Kavanaugh(4)	Vice President/Marketing	None

John N. Giamalis(1)	Treasurer	None

Glen J. Kvadus(2)	Assistant Secretary	None

Marilyn Orr(3)	Assistant Vice President	Assistant Treasurer

Alice Pellegrino(2)	Assistant Vice President	Assistant Secretary

Elizabeth L. Schroeder(2)	Assistant Vice President	None

Denise A. Settimi(3)	Assistant Vice President	Vice President

Brian Murphy(2)	Manager	None

(1)	The principal business address is 690 Asylum Avenue, Hartford, CT 06115.
(2)	The principal business address is 200 Hopmeadow Street, Simsbury, CT 06089.
(3)	The principal business address is 500 Bielenberg Drive, Woodbury, MN 55125.
(4)	The principal business address is 1500 Liberty Ridge Drive, Wayne, PA 19087

Item 28.                  Location of Accounts and Records

Books or other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant’s custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant’s transfer agent, Hartford Administrative Services Company, 500 Bielenberg Drive, Woodbury, Minnesota 55125. Registrant’s financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 29.                  Management Services

Not Applicable

Item 30.                  Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 28th day of March, 2008.

THE HARTFORD MUTUAL FUNDS, INC.

By:	/s/ John C. Walters
John C. Walters
Its: President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Tamara L. Fagely	Controller & Treasurer	March 28, 2008
Tamara L. Fagely	(Chief Accounting Officer &
Chief Financial Officer)

*	Director	March 28, 2008
Lynn S. Birdsong

*	Chairman of the Board	March 28, 2008
Robert M. Gavin, Jr.	and Director

*	Director	March 28, 2008
Duane E. Hill

*	Director	March 28, 2008
Sandra S. Jaffee

*	Director	March 28, 2008
William P. Johnston

*	Director	March 28, 2008
Lemma W. Senbet

*	Director	March 28, 2008
Thomas M. Marra

*	Director	March 28, 2008
Phillip O. Peterson

*	Director	March 28, 2008
Lowndes A. Smith

*	Director	March 28, 2008
David M. Znamierowski

/s/ Edward P. Macdonald	March 28, 2008
* By Edward P. Macdonald
Attorney-in-fact

*  Pursuant to Power of Attorney (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)